Revenue (Tables)	9 Months Ended
Sep. 30, 2026
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Revenue
Commercial products	365,690	193,790	921,452	443,480
Other revenue
Milestones	—	12,922	17,046	12,922
Licenses, services and clinical supply	3,967	6,922	17,045	16,230
Total revenue	369,657	213,634	955,543	472,632
Specified per geographical area
United States (1)	317,066	161,113	791,614	343,089
Europe (2)	49,158	33,381	135,147	82,602
Rest of World (1)	3,433	19,140	28,782	46,941
Total revenue	369,657	213,634	955,543	472,632
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
(2)
For the three and nine months ended September 30, 2026, Denmark, the country of domicile, contributed €2.3 million and €10.4 million, respectively, of revenue. For the three and nine months ended September 30, 2025, Denmark contributed €4.1 million and €9.1 million, respectively, of revenue.

Schedule of Revenue From Sales of Commercial Products

Revenue from sales of commercial products was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Revenue from commercial products
YORVIPATH®	290,626	143,089	739,634	290,735
SKYTROFA®	59,424	50,701	158,595	152,745
YUVIWEL®	15,640	—	23,223	—
Total revenue from commercial products	365,690	193,790	921,452	443,480